Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Goodwill

Changes to the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are provided in the following table.

(Dollars in thousands)
Balance, December 31, 2011	$369,811
Goodwill acquired during the year	32,420
Goodwill adjustment to correct an immaterial error	(359)

Balance, December 31, 2012	401,872
Goodwill acquired during the period	—

Balance, December 31, 2013	$401,872

Schedule of Goodwill by Segments	At December 31, 2013, goodwill is allocated to the Company’s reportable segments as follows:

(Dollars in thousands)
IBERIABANK	$373,905
IMC	23,178
Lenders	4,789

$401,872